April 16, 2019

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0505

Re:	Calamos Investment Trust (the “Trust”) (File Nos. 333-230277)

Ladies and Gentlemen:

On behalf of Calamos Investment Trust (the “Trust”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Trust’s proxy statement/prospectus dated April 15, 2019, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in the Trust’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14, which was filed electronically with the Securities and Exchange Commission pursuant to Rule 488 under the Securities Act on April 12, 2019.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-1105.

Very truly yours,

/s/ Tammie Lee

Tammie Lee

cc:	John P. Calamos, Sr.

J. Christopher Jackson, Esq.

Paulita Pike, Esq., Ropes & Gray LLP

Rita Rubin, Esq., Ropes & Gray LLP